June 12, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Preliminary Proxy Materials

Liberty All-Star Equity Fund

Liberty All-Star Growth Fund, Inc.

Ladies and Gentlemen:

On behalf of the above-referenced registered investment companies (“Funds”), we hereby submit in electronic format for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, the preliminary joint proxy statement, related form of proxy, and meeting notice with respect to the 2020 annual meeting of shareholders of each of the Funds (the “Meeting”).

At the Meeting, shareholders of each Fund will be asked to (i) elect trustees, and (ii) transact such other business that may properly come before the Meeting or any adjournment thereof. In addition, the shareholders of Liberty All-Star Equity Fund will be asked to vote on an investment advisory agreement with a new sub-adviser.

Please contact the undersigned at 703-380-8500 with any questions or comments concerning these materials.

Sincerely,

/s/Clifford J. Alexander

Clifford J. Alexander

Clifford J. Alexander

K&L Gates LLP

1601 K Street, NW

Washington, DC 20006-1600

Ph: (202) 778-9068

Cell: (703) 380-8500

Fax: (202) 778-9100
clifford.alexander@klgates.com
www.klgates.com

cc:	Sareena Khwaja-Dixon, ALPS Fund Services, Inc.